Acquisitions (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2011 Solaicx [Member]	Sep. 02, 2011 FRV US [Member]
Business Acquisition, Cost of Acquired Entity [Abstract]
Cash		$ 75.7
Contingent consideration	(24.9)	26.0
Allocation of the purchase price:
Cash and cash equivalents		2.2	1.8
Solar energy system held for development			64.2
Other current assets		11.6	9.0
Property, plant and equipment, net		30.0	23.0
Goodwill		56.4	44.6
Intangible assets		21.0	115.5
Other noncurrent assets		0.4	50.2
Current liabilities		(12.2)	(3.4)
Short-term debt			(32.9)
Long-term debt and capital leases obligations, excluding current portion		(1.3)
Other long-term liabilities		(6.4)	(44.6)
Noncontrolling interests			(39.6)
Total purchase price		$ 101.7	$ 187.8